Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–159.18%(a)
Alabama–3.56%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,500	$ 5,199,795
Alabaster (City of), AL Board of Education;
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2039	1,095	1,254,519
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2044	1,095	1,249,910
Birmingham (City of), AL Airport Authority; Series 2010, RB (INS -AGM)(b)	5.25%	07/01/2030	3,600	3,673,116
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	700	752,584
Series 2016, RB	5.75%	06/01/2045	20	22,360
Birmingham (City of), AL Water Works Board; Series 2011, RB (INS -AGM)(b)(c)	5.00%	01/01/2036	8,575	8,935,064
Chatom (Town of), AL Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. RB (INS -AGC)(b)	5.00%	08/01/2037	2,000	2,042,760
Lower Alabama Gas District (The); Series 2016 A, RB (c)	5.00%	09/01/2046	2,400	3,383,688
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (d)	5.25%	05/01/2044	860	990,187
				27,503,983
Alaska–0.53%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	3,825	4,069,915
Arizona–4.66%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS -AGM)(b)	5.00%	03/01/2041	2,065	2,148,983
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. RB	5.00%	02/01/2042	4,450	4,722,028
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,905	2,159,756
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2036	1,650	1,904,859
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB (d)	5.00%	07/01/2037	680	701,434
Glendale (City of), AZ Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	1,000	1,015,350
Series 2010, RB	5.13%	05/15/2040	1,000	1,015,460
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	1,220	1,330,386
Series 2017, Ref. RB	5.00%	11/15/2045	880	938,784
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	789,502
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB (d)	5.00%	07/01/2049	600	663,144
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	1,165	1,186,704
Mesa (City of), AZ; Series 2013, RB (c)	5.00%	07/01/2032	7,600	8,345,104
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (d)	6.50%	07/01/2034	435	503,082
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,665	2,839,424
Pima (County of), AZ Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. RB	6.00%	07/01/2033	1,000	1,007,660
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (d)	5.25%	07/01/2048	1,175	1,213,011
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center);
Series 2014 A, RB	5.00%	08/01/2032	$ 1,050	$ 1,195,719
Series 2014 A, RB	5.25%	08/01/2032	2,000	2,301,700
				35,982,090
California–21.07%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS -AGC)(b)(e)	0.00%	08/01/2035	3,010	2,044,241
Series 2009 B, GO Bonds (INS -AGC)(b)(e)	0.00%	08/01/2036	2,675	1,759,000
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (c)	5.00%	04/01/2056	2,325	2,766,262
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds (e)	0.00%	08/01/2026	2,720	2,448,626
Series 2009, GO Bonds (e)	0.00%	08/01/2031	5,270	4,104,592
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (e)	0.00%	06/01/2055	10,335	623,407
California (State of);
Series 2010, GO Bonds	5.50%	03/01/2040	2,410	2,435,522
Series 2012, GO Bonds	5.25%	04/01/2035	4,135	4,522,904
Series 2013, GO Bonds	5.00%	04/01/2037	1,800	2,014,650
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (d)	5.00%	04/01/2049	835	928,303
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	1,245	1,512,364
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB (f)	5.00%	12/31/2037	2,000	2,375,280
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB (f)	4.00%	07/15/2029	670	760,792
California (State of) Pollution Control Finance Authority;
Series 2012, RB (d)(f)	5.00%	07/01/2027	1,190	1,292,709
Series 2012, RB (d)(f)	5.00%	07/01/2030	1,400	1,511,342
Series 2012, RB (d)(f)	5.00%	07/01/2037	3,075	3,288,897
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/2040	3,000	3,081,630
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	755	834,955
Series 2016 A, RB (d)	5.00%	12/01/2041	1,275	1,428,714
Series 2016 A, RB (d)	5.25%	12/01/2056	995	1,120,629
California Infrastructure & Economic Development Bank;
Series 2003 A, RB (g)(h)	5.00%	01/01/2028	4,500	5,805,405
Series 2003 A, RB (INS -AMBAC)(b)(c)	5.00%	07/01/2036	3,300	4,277,361
Series 2003 A, RB (c)(g)(h)	5.00%	01/01/2028	6,700	8,684,339
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS -NATL)(b)(e)	0.00%	08/01/2029	1,360	1,106,632
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds (e)	0.00%	08/01/2043	2,120	1,024,299
Series 2009, GO Bonds (e)	0.00%	08/01/2044	1,090	508,223
Series 2009, GO Bonds (e)	0.00%	08/01/2045	6,270	2,813,976
Series 2009, GO Bonds (e)	0.00%	08/01/2048	4,610	1,866,220
East Bay Municipal Utility District; Series 2010 A, Ref. RB (c)	5.00%	06/01/2036	4,440	4,530,931
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds (e)	0.00%	08/01/2031	4,155	3,199,059
Series 2009 A, GO Bonds (e)	0.00%	08/01/2032	3,165	2,367,578
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	3,200	3,591,008
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	705	725,382
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	3,235	3,328,524
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2010 B, RB	5.00%	05/15/2040	$ 2,000	$ 2,034,720
Los Angeles (City of), CA Department of Water & Power;
Series 2012 A, RB (c)	5.00%	07/01/2043	6,240	6,838,915
Series 2012 B, RB (c)	5.00%	07/01/2043	9,805	10,746,084
Menifee Union School District (Election of 2008);
Series 2009 C, GO Bonds (INS -AGC)(b)(e)	0.00%	08/01/2034	1,665	1,151,747
Series 2009 C, GO Bonds (INS -AGC)(b)(e)	0.00%	08/01/2035	300	200,619
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS -AMBAC)(b)(e)	0.00%	08/01/2029	3,350	2,749,445
M-S-R Energy Authority; Series 2009 B, RB	6.13%	11/01/2029	995	1,265,829
Mt. San Antonio Community College District (Election 2008); Series 2013 A, GO Bonds (i)	6.25%	08/01/2043	1,985	1,975,968
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds (e)	0.00%	08/01/2028	2,400	2,013,744
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS -AGM)(b)(e)	0.00%	08/01/2034	3,825	2,626,819
Series 2009 B, GO Bonds (INS -AGM)(b)(e)	0.00%	08/01/2035	4,120	2,733,950
Series 2009 B, GO Bonds (INS -AGM)(b)(e)	0.00%	08/01/2036	300	192,147
Series 2009 B, GO Bonds (INS -AGM)(b)(e)	0.00%	08/01/2037	1,785	1,103,951
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds (e)	0.00%	08/01/2028	7,840	6,595,165
Series 2009 A, GO Bonds (e)	0.00%	08/01/2031	8,475	6,495,155
Regents of the University of California; Series 2013 AI, RB (c)	5.00%	05/15/2033	6,000	6,748,980
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,180	2,400,333
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 A, Ref. RB (f)	5.00%	05/01/2036	1,165	1,442,794
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS -AGM)(b)(e)	0.00%	09/01/2030	1,600	1,280,688
San Juan Unified School District (Election of 2002); Series 2010, GO Bonds (g)(h)	5.00%	08/01/2020	1,525	1,566,617
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	570	630,654
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (e)	0.00%	06/01/2041	3,445	1,033,638
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB	5.00%	09/01/2031	2,450	2,815,662
University of California; Series 2018 AZ, Ref. RB (c)	4.00%	05/15/2048	2,385	2,681,670
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds (e)	0.00%	08/01/2033	11,350	8,216,605
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS -AGM)(b)(e)	0.00%	08/01/2022	525	506,961
				162,732,616
Colorado–4.68%
Colorado (State of) Health Facilities Authority (Adventhealth Obligated); Series 2019, Ref. RB	4.00%	11/15/2043	1,030	1,152,292
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,155	1,381,992
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	1,675	1,804,611
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	840	992,477
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB (g)(h)	5.00%	06/01/2027	580	729,472
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/2035	8,100	9,278,793
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2019, RB	6.00%	01/15/2041	3,000	3,068,790
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	534,325
Denver (City & County of), CO; Series 2018 A, Ref. RB (c)(f)	5.25%	12/01/2048	5,740	6,934,838
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	700	735,119
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. RB (d)	5.00%	12/15/2041	950	1,005,338
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
University of Colorado; Series 2013 A, RB (c)	5.00%	06/01/2043	$ 7,500	$ 8,486,250
				36,104,297
District of Columbia–4.05%
District of Columbia;
Series 2006 B-1, RB (INS -NATL)(b)	5.00%	02/01/2031	1,550	1,554,123
Series 2009 A, RB (c)	5.25%	12/01/2027	5,100	5,100,612
Series 2014 C, GO Bonds (c)	5.00%	06/01/2034	3,030	3,489,500
Series 2014 C, GO Bonds (c)	5.00%	06/01/2035	6,060	6,970,454
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	1,000	1,030,480
District of Columbia Water & Sewer Authority; Series 2013 A, RB (c)	5.00%	10/01/2044	6,000	6,862,500
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. RB	5.00%	10/01/2053	5,905	6,307,485
				31,315,154
Florida–10.12%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	1,255	1,362,742
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,006,240
Broward (County of), FL;
Series 2015 A, RB (f)	5.00%	10/01/2045	1,280	1,455,488
Series 2017, RB (c)(f)	5.00%	10/01/2047	3,615	4,228,827
Series 2019 A, RB	4.00%	10/01/2043	2,680	3,037,619
Series 2019 B, RB (f)	4.00%	09/01/2049	840	912,274
Cape Coral (City of), FL;
Series 2011 A, Ref. RB (g)(h)	5.00%	10/01/2021	1,500	1,606,395
Series 2011, Ref. RB (g)(h)	5.00%	10/01/2021	4,130	4,422,941
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB (d)	6.00%	07/01/2045	250	272,420
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB (d)	5.00%	07/01/2046	1,250	1,330,137
Citizens Property Insurance Corp.; Series 2012 A-1, RB	5.00%	06/01/2021	4,890	5,165,160
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $2,198,211) (d)	7.75%	05/15/2035	2,250	2,140,920
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB	6.00%	04/01/2042	1,250	1,401,800
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,980	3,365,612
Greater Orlando Aviation Authority; Series 2019 A, RB (f)	4.00%	10/01/2049	1,000	1,105,430
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (f)	5.00%	10/01/2048	2,055	2,448,368
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB (g)(h)	5.13%	11/15/2021	4,000	4,300,080
Series 2012, RB (g)(h)	5.50%	11/15/2021	1,100	1,190,442
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	820	910,315
Miami-Dade (County of), FL;
Series 2010, Ref. RB (g)(h)	5.00%	10/01/2020	4,500	4,645,665
Series 2012 A, Ref. RB (f)(g)(h)	5.00%	10/01/2022	2,000	2,205,940
Series 2012 B, Ref. RB	5.00%	10/01/2032	1,000	1,094,980
Series 2012 B, Ref. RB	5.00%	10/01/2035	1,575	1,720,514
Series 2016 A, Ref. RB	5.00%	10/01/2041	1,195	1,406,730
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (c)	5.00%	04/01/2053	3,820	4,514,056
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB (INS -AGM)(b)	5.00%	07/01/2035	3,415	3,484,256
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(f)(h)(j)	1.90%	11/01/2021	580	580,012
Orange (County of), FL; Series 2012 B, Ref. RB (c)	5.00%	01/01/2031	7,500	8,102,400
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB (f)	5.00%	10/01/2047	975	1,141,306
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2043	$ 2,030	$ 2,152,551
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB (c)	5.00%	10/01/2031	2,790	2,970,234
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	825	977,551
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,335	1,491,395
				78,150,800
Georgia–2.29%
Atlanta (City of), GA; Series 2010 A, RB (INS -AGM)(b)	5.00%	01/01/2035	5,390	5,406,332
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037	3,110	3,305,899
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2049	1,670	1,853,082
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	510	552,860
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2020, Ref. RB	5.00%	07/01/2044	1,675	1,980,939
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 &4); Series 2019, RB	4.00%	01/01/2049	920	987,914
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.25%	10/01/2027	2,170	2,312,048
Series 2012 A, RB	5.00%	10/01/2032	1,220	1,278,524
				17,677,598
Hawaii–2.36%
Hawaii (State of); Series 2015 A, RB (f)	5.00%	07/01/2045	1,575	1,790,633
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB	5.50%	07/01/2043	3,000	3,338,430
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, COP (f)	5.00%	08/01/2028	1,775	1,978,948
Honolulu (City & County of), HI; Series 2012 A, GO Bonds (c)	5.00%	11/01/2029	10,000	11,117,300
				18,225,311
Idaho–0.90%
Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2010, RB (g)(h)	5.00%	07/01/2020	5,000	5,112,250
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	730	771,128
Series 2017 A, Ref. RB	5.25%	11/15/2037	1,020	1,083,934
				6,967,312
Illinois–16.75%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	630	711,264
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	395	443,648
Series 2007 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	01/01/2037	4,545	4,557,271
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	315	352,775
Series 2008, Ref. RB (INS -AGM)(b)	5.00%	11/01/2027	280	280,837
Series 2012 A, GO Bonds	5.00%	01/01/2033	1,660	1,741,888
Series 2014, RB	5.00%	11/01/2044	765	844,575
Series 2014, Ref. RB (INS -AGM)(b)	5.00%	01/01/2030	1,000	1,105,130
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,145	3,572,405
Series 2017 A, RB	5.00%	01/01/2047	2,500	2,814,000
Series 2019 A, GO Bonds	5.50%	01/01/2035	1,050	1,276,086
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (f)	5.50%	01/01/2031	2,280	2,533,901
Series 2013 B, Ref. RB	5.00%	01/01/2025	1,550	1,721,647
Series 2014 A, Ref. RB (f)	5.00%	01/01/2041	1,100	1,215,005
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB (f)	5.00%	01/01/2046	$ 790	$ 881,822
Series 2015 D, RB	5.00%	01/01/2046	555	627,133
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,595	1,861,748
Series 2017 D, RB	5.25%	01/01/2042	1,265	1,513,029
Series 2017 D, RB (c)(f)	5.00%	01/01/2052	5,000	5,729,250
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	1,910	2,132,420
Series 2018 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	12/01/2029	1,000	1,209,330
Series 2018 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	12/01/2031	625	749,775
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	995	1,072,172
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	500	549,000
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,650	1,901,411
Chicago (City of), IL Transit Authority;
Series 2011, RB (c)(k)	5.25%	12/01/2036	7,490	7,947,939
Series 2014, RB	5.00%	12/01/2044	3,270	3,621,819
Cook (County of), IL Forest Preserve District;
Series 2012 B, Ref. GO Bonds (c)	5.00%	12/15/2032	2,460	2,609,937
Series 2012 B, Ref. GO Bonds (c)	5.00%	12/15/2037	2,460	2,596,481
Illinois (State of);
Series 2012 A, GO Bonds	5.00%	01/01/2031	1,135	1,189,877
Series 2012, Ref. GO Bonds	5.00%	08/01/2021	1,035	1,086,843
Series 2013, GO Bonds (INS -AGM)(b)	5.25%	07/01/2029	1,880	2,078,979
Series 2014, GO Bonds	5.25%	02/01/2033	1,100	1,203,983
Series 2014, GO Bonds	5.00%	05/01/2035	1,000	1,086,500
Series 2014, GO Bonds	5.00%	05/01/2036	1,000	1,084,910
Series 2016, GO Bonds	5.00%	01/01/2041	1,750	1,914,955
Series 2017 D, GO Bonds	5.00%	11/01/2024	1,955	2,178,769
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	830	875,061
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	580	626,748
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,250	1,415,050
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2035	3,045	3,307,053
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.50%	05/15/2027	2,000	2,117,720
Series 2012, Ref. RB	5.50%	05/15/2030	1,045	1,098,159
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,205	2,466,293
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB (g)(h)	6.75%	08/15/2023	1,430	1,691,804
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,940	2,195,362
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB (g)(h)	5.75%	02/15/2020	2,000	2,018,320
Series 2010 A, Ref. RB (g)(h)	6.00%	02/15/2020	1,165	1,176,231
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	3,720	4,107,922
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS- AGM)(b)(e)	0.00%	12/15/2029	2,500	1,906,125
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick PL); Series 2002 A, RB (INS -NATL)(b)(e)	0.00%	12/15/2029	3,520	2,631,235
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2031	1,060	1,193,380
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2032	965	1,084,641
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/2038	12,300	13,426,926
Railsplitter Tobacco Settlement Authority; Series 2010, RB (g)(h)	5.50%	06/01/2021	4,090	4,351,596
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Regional Transportation Authority;
Series 1999, Ref. RB (INS -AGM)(b)	5.75%	06/01/2021	$ 4,000	$ 4,265,080
Series 2018 B, RB	5.00%	06/01/2040	2,285	2,724,063
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (c)	5.00%	01/01/2048	4,150	4,720,335
				129,397,618
Indiana–2.79%
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB (f)	5.00%	07/01/2035	500	548,580
Series 2013 A, RB (f)	5.00%	07/01/2048	510	552,656
Series 2013, RB (f)	5.00%	07/01/2040	3,365	3,667,985
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, RB	5.00%	06/01/2039	3,325	3,472,630
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (c)	5.00%	02/01/2030	9,000	9,924,570
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (f)	6.75%	01/01/2034	1,500	1,738,650
Whiting (City of), IN (BP Products North America); Series 2019, Ref. RB (f)(h)	5.00%	06/05/2026	1,390	1,648,429
				21,553,500
Iowa–1.39%
Iowa (State of); Series 2001, RB (INS -NATL)(b)	5.50%	02/15/2020	2,500	2,521,700
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB (d)	5.88%	12/01/2027	1,025	1,067,189
Series 2013, Ref. RB (h)	5.25%	12/01/2037	1,190	1,288,342
Series 2019, Ref. RB	3.13%	12/01/2022	585	592,593
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043	830	932,256
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, RB	5.50%	06/01/2042	1,695	1,695,288
Series 2005 C, RB	5.63%	06/01/2046	1,055	1,055,179
Series 2005 E, RB (e)	0.00%	06/01/2046	12,020	1,570,894
				10,723,441
Kansas–0.35%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,646,640
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	1,075,540
				2,722,180
Kentucky–2.62%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(h)(j)	2.50%	02/01/2025	700	713,118
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,245	1,367,047
Series 2015 A, RB	5.00%	01/01/2045	1,915	2,093,957
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	955	1,075,282
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, RB (g)(h)	6.00%	06/01/2020	2,500	2,559,600
Series 2010 B, Ref. RB (g)(h)	6.38%	06/01/2020	1,585	1,625,719
Kentucky (State of) Municipal Power Agency (Prarie State); Series 2019 A, Ref. RB	5.00%	09/01/2037	1,000	1,184,560
Kentucky (State of) Public Energy Authority; Series 2018 C-1, RB (h)	4.00%	06/01/2025	1,480	1,640,062
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,125,040
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, RB (g)(h)	5.00%	07/01/2022	3,140	3,447,846
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	$ 3,000	$ 3,390,720
				20,222,951
Louisiana–1.95%
Jefferson Sales Tax District; Series 2019 B, RB (INS -AGM)(b)	4.00%	12/01/2039	1,000	1,130,850
Lafayette (City of), LA Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (g)(h)	5.50%	10/01/2020	4,500	4,662,270
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB (d)	3.90%	11/01/2044	1,000	1,007,150
Regional Transit Authority; Series 2010, RB (INS -AGM)(b)	5.00%	12/01/2030	1,000	1,035,630
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.25%	11/15/2037	1,850	2,024,085
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	745	761,457
Series 2013 A, Ref. RB	5.25%	05/15/2031	745	780,827
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,410	1,517,964
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,190	1,279,797
Series 2013 A, Ref. RB	5.25%	05/15/2035	750	825,458
				15,025,488
Maryland–1.26%
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB (d)	4.50%	02/15/2047	1,500	1,587,165
Maryland (State of) Health & Higher Educational Facilities Authority (Lifebridge Health); Series 2015, Ref. RB	5.00%	07/01/2040	4,250	4,885,757
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	720	834,790
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,465	1,643,012
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	690	762,933
				9,713,657
Massachusetts–1.58%
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2016 B, RB	4.00%	06/01/2046	2,520	2,754,133
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,125	3,568,844
Massachusetts (State of) Port Authority;
Series 2019 A, Ref. RB (f)	5.00%	07/01/2037	1,000	1,236,230
Series 2019 C, RB (f)	5.00%	07/01/2044	1,585	1,927,154
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. RB (INS -AGM)(b)	5.25%	08/01/2031	2,000	2,731,700
				12,218,061
Michigan–3.54%
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	250	281,818
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS -AGM)(b)(c)(k)	5.00%	07/01/2036	2,000	2,233,420
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	1,390	1,481,476
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (c)	5.00%	04/15/2041	2,715	3,201,474
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,745	1,996,472
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	1,680	1,923,919
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038	750	915,232
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044	$ 1,095	$ 1,175,778
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	550	626,049
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	550	635,123
Series 2015, Ref. RB	5.00%	07/01/2035	1,190	1,375,295
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB	5.00%	06/01/2039	2,005	2,240,768
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB (c)	5.00%	12/01/2046	3,655	4,290,897
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB (d)	5.00%	07/01/2026	715	764,342
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB (f)	5.00%	12/31/2032	750	923,835
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	3,285	3,302,903
				27,368,801
Minnesota–0.25%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	445,816
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,235	1,495,190
				1,941,006
Missouri–1.60%
Kansas (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (f)	5.00%	03/01/2046	1,675	1,997,521
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2024	825	883,129
Series 2011 A, Ref. RB	5.50%	09/01/2025	1,445	1,546,555
Series 2011 A, Ref. RB	5.50%	09/01/2027	980	1,048,345
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	475	528,761
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019 A, RB	5.00%	02/01/2034	340	386,328
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	5.00%	09/01/2042	2,000	2,103,460
Series 2013 A, RB	5.50%	09/01/2033	1,375	1,519,966
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,070	2,328,626
				12,342,691
Montana–0.27%
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, RB (g)(h)	5.75%	01/01/2021	2,000	2,097,800
Nebraska–1.14%
Central Plains Energy Project (No. 3); Series 2012, RB (l)	5.00%	09/01/2032	4,690	5,080,818
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,100,470
Lincoln (County of), NE Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/2032	2,500	2,639,075
				8,820,363
Nevada–0.26%
Clark (County of), NV (Las Vegas-McCarran International Airport); Series 2010 A, RB (INS -AGM)(b)	5.25%	07/01/2039	2,000	2,006,420
New Jersey–5.08%
Garden State Preservation Trust; Series 2005 A, RB (INS -AGM)(b)	5.75%	11/01/2028	920	1,152,456
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS -NATL)(b)(c)(k)	5.50%	09/01/2022	3,720	4,109,038
Series 2005, Ref. RB (INS -AMBAC)(b)	5.50%	09/01/2024	3,390	3,953,825
Series 2017 DDD, RB	5.00%	06/15/2032	1,030	1,189,702
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB (f)	5.00%	10/01/2037	$ 945	$ 1,096,087
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (g)(h)	5.88%	06/01/2020	1,975	2,021,965
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB (f)	5.38%	01/01/2043	2,000	2,237,220
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB (f)	5.00%	12/01/2024	1,100	1,277,133
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS -AGC)(b)(e)	0.00%	12/15/2026	14,305	12,248,227
Series 2018 A, Ref. RB	5.00%	12/15/2024	1,000	1,157,950
Series 2018 A, Ref. RB	5.00%	12/15/2034	1,000	1,165,660
Series 2018 A, Ref. RN (c)(k)	5.00%	06/15/2029	1,575	1,843,380
Series 2018 A, Ref. RN (c)(k)	5.00%	06/15/2030	535	623,302
Series 2018 A, Ref. RN	5.00%	06/15/2031	995	1,155,772
Subseries 2016 A-1, RN	5.00%	06/15/2028	960	1,128,624
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.25%	06/01/2046	2,480	2,877,395
				39,237,736
New York–17.03%
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB (d)(f)	5.00%	01/01/2035	1,600	1,758,848
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,500	2,500,475
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS -AGM)(b)	4.00%	02/15/2047	1,500	1,652,970
Long Island (City of), NY Power Authority;
Series 2011 A, RB (g)(h)	5.00%	05/01/2021	4,955	5,234,165
Series 2014 A, Ref. RB	5.00%	09/01/2044	2,870	3,252,284
Metropolitan Transportation Authority;
Series 2010 D, RB (g)(h)	5.00%	11/15/2020	3,000	3,114,900
Series 2012 A, Ref. RB (c)	5.00%	11/15/2027	10,000	11,106,500
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB (c)(f)	5.00%	09/15/2028	3,255	4,065,983
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB (c)	5.00%	06/15/2045	10,545	11,411,272
Subseries 2012 A-1, VRD RB (m)	0.98%	06/15/2044	3,035	3,035,000
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	1,465	1,629,153
Subseries 2012 E-1, RB (c)	5.00%	02/01/2037	6,845	7,345,986
Subseries 2013, RB (c)	5.00%	11/01/2038	4,500	5,072,895
New York (City of), NY Water & Sewer System; Series 2019 EE-2, Ref. RB (c)	4.00%	06/15/2040	2,790	3,178,814
New York (Counties of), NY Tobacco Trust V; Series 2005 S-2, RB (e)	0.00%	06/01/2050	10,140	1,551,420
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	3,135	3,766,452
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS -AMBAC)(b)	5.50%	05/15/2028	2,900	3,800,711
Series 2005 A, RB (INS -AMBAC)(b)	5.50%	05/15/2029	2,455	3,281,230
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB	5.00%	02/15/2037	1,000	1,105,790
Series 2014 C, RB (c)	5.00%	03/15/2040	4,840	5,496,836
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS -BHAC)(b)	5.50%	07/01/2031	1,040	1,369,930
New York (State of) Thruway Authority;
Series 2011 A-1, RB (c)	5.00%	04/01/2029	4,545	4,776,522
Series 2019 B, RB	4.00%	01/01/2045	1,340	1,499,621
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB (c)	5.00%	12/15/2031	10,000	11,445,900
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (d)	5.00%	11/15/2044	5,685	6,281,413
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. RB (c)	5.00%	09/15/2040	4,900	5,281,465
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB (f)	5.00%	08/01/2031	1,580	1,651,606
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (f)	5.00%	01/01/2031	$ 3,310	$ 3,967,101
Series 2018, RB (f)	4.00%	01/01/2036	1,495	1,627,083
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (f)	5.00%	07/01/2046	1,660	1,833,437
Series 2016 A, RB (f)	5.25%	01/01/2050	3,055	3,400,795
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,538,565
Triborough Bridge and Tunnel Authority; Series 1992 Y, RB (g)	6.13%	01/01/2021	315	320,831
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2048	3,155	3,131,306
				131,487,259
North Carolina–3.70%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB (c)	5.00%	07/01/2047	4,000	4,778,400
Series 2017 A, RB (c)	5.00%	12/20/2019	1,915	2,302,022
Charlotte-Mecklenburg Hospital Authority (The); Series 2007 B, Ref. VRD RB (m)	0.92%	01/15/2038	2,000	2,000,000
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (c)	5.00%	10/01/2055	9,050	10,499,629
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (f)	5.00%	06/30/2054	1,135	1,255,923
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, RB (c)	5.00%	06/01/2042	4,890	5,283,009
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. RB (g)(h)	5.00%	06/01/2022	2,250	2,463,570
				28,582,553
North Dakota–0.59%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,140	2,423,892
Series 2017 C, RB	5.00%	06/01/2048	1,900	2,137,918
				4,561,810
Ohio–6.20%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	790	923,170
Allen (County of), OH (Catholic Health Partners); Series 2012 A, Ref. RB	5.00%	05/01/2042	3,300	3,525,060
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,230	1,378,104
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	500	575,150
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, RB	5.75%	06/01/2034	235	235,407
Series 2007 A-2, RB	5.88%	06/01/2047	7,115	7,151,642
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	3,000	3,589,140
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,000	1,054,670
Cleveland (City of), OH;
Series 2008 B-2, RB (INS -NATL)(b)(e)	0.00%	11/15/2026	3,545	3,058,768
Series 2008 B-2, RB (INS -NATL)(b)(e)	0.00%	11/15/2028	3,845	3,126,139
Series 2008 B-2, RB (INS -NATL)(b)(e)	0.00%	11/15/2038	2,800	1,562,036
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	2,555	2,927,110
Series 2017, Ref. RB	5.50%	02/15/2052	1,590	1,846,562
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.25%	07/01/2033	2,000	2,040,500
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	1,025	1,149,527
Hamilton (County of), OH (Christ Hospital); Series 2012, RB	5.50%	06/01/2042	3,000	3,247,710
Hamilton (County of), OH (Cincinnati Childrens Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,255	1,835,651
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	$ 1,395	$ 1,550,557
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,655	1,912,369
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (d)	6.00%	04/01/2038	1,490	1,659,011
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS -AGM)(b)(f)	5.00%	12/31/2039	750	852,255
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (d)(f)	4.25%	01/15/2038	575	620,402
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, RB (g)(h)	5.75%	05/15/2020	325	331,630
Series 2010, RB	5.75%	11/15/2035	1,675	1,707,110
				47,859,680
Oklahoma–0.78%
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2022	1,000	1,063,640
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	2,150	2,557,618
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB	5.00%	08/01/2052	1,825	1,035,688
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,245	1,365,391
				6,022,337
Oregon–0.21%
Forest Grove (City of), OR (Pacific University); Series 2014 A, Ref. RB	5.00%	05/01/2040	1,570	1,659,176
Pennsylvania–2.32%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,171,550
Montgomery (County of), PA Industrial Development Authority (Exelon Generation); Series 2001, Ref. RB (f)(h)	2.70%	04/01/2020	3,000	3,013,350
Pennsylvania (State of) Turnpike Commission;
Series 2018 A-2, RB	5.00%	12/01/2048	1,180	1,424,189
Series 2018 B, RB	5.25%	12/01/2048	1,160	1,409,760
Subseries 2014 A-2, RB (i)	5.13%	12/01/2039	1,500	1,499,190
Subseries 2017 B-1, RB	5.25%	06/01/2047	1,250	1,483,837
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,035	1,224,529
Series 2017 B, Ref. RB (f)	5.00%	07/01/2042	4,920	5,767,618
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	795	914,059
				17,908,082
Puerto Rico–2.31%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,420	3,480,534
Series 2002, RB	5.63%	05/15/2043	1,470	1,496,019
Series 2005 A, RB (e)	0.00%	05/15/2050	5,570	794,839
Puerto Rico (Commonwealth of); Series 2004 A, GO Bonds (INS -NATL)(b)	5.25%	07/01/2021	485	492,566
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2033	725	778,483
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2035	640	686,746
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS -AGM)(b)	5.50%	07/01/2029	600	686,904
Series 2007 N, Ref. RB (INS -NATL)(b)	5.25%	07/01/2032	760	816,316
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2034	1,195	1,347,625
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS -NATL)(b)	6.00%	07/01/2024	2,000	2,057,220
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (e)	0.00%	07/01/2029	$ 1,405	$ 1,040,782
Series 2018 A-1, RB (e)	0.00%	07/01/2033	2,116	1,344,168
Series 2018 A-1, RB	4.50%	07/01/2034	735	785,649
Series 2018 A-1, RB	4.75%	07/01/2053	500	517,425
Series 2019 A-2, RB	4.33%	07/01/2040	1,510	1,534,522
				17,859,798
Rhode Island–0.10%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	700	786,646
South Carolina–3.11%
Piedmont Municipal Power Agency; Series 2011 C, Ref. RB (INS -AGC)(b)	5.75%	01/01/2034	7,410	7,894,243
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (g)(h)	5.25%	08/01/2023	4,450	5,084,971
South Carolina (State of) Ports Authority; Series 2015, RB (f)(g)(h)	5.25%	07/01/2025	4,500	5,426,415
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	1,175	1,321,205
South Carolina (State of) Public Service Authority (Santee Cooper Revenue Obligations); Series 2013 E, RB	5.50%	12/01/2053	3,830	4,299,941
				24,026,775
South Dakota–0.56%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	2,500	2,799,100
Series 2015, Ref. RB	5.00%	11/01/2045	1,345	1,526,185
				4,325,285
Tennessee–0.75%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,715	2,045,738
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2012, RB	5.00%	08/15/2042	1,000	1,074,640
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, RB (g)(h)	5.25%	11/01/2021	2,475	2,667,703
				5,788,081
Texas–15.49%
Alamo Community College District; Series 2012, Ref. GO Bonds (c)	5.00%	08/15/2034	4,895	5,364,479
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,490	1,637,212
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	2,000	2,027,860
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,660	1,852,294
Harris (County of), TX Metropolitan Transit Authority;
Series 2011 A, RB (c)	5.00%	11/01/2036	3,305	3,526,799
Series 2011 A, RB (c)	5.00%	11/01/2041	3,000	3,193,110
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (f)	5.00%	07/15/2020	790	806,598
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (f)	4.75%	07/01/2024	500	542,910
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS -AGM)(b)(e)	0.00%	09/01/2026	3,975	3,517,835
Series 2001 B, RB (INS -AGM)(b)(e)	0.00%	09/01/2027	5,015	4,320,172
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	5.00%	02/15/2042	2,700	2,816,829
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (d)	5.50%	08/15/2045	1,230	1,331,254
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, RB	5.25%	11/01/2040	500	515,965
Lower Colorado River Authority; Series 2019, Ref. RB	5.00%	05/15/2039	1,000	1,196,430
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2026	$ 1,550	$ 1,747,176
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	4.75%	07/01/2052	750	772,095
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS -AGM)(b)	5.00%	04/01/2046	1,985	2,193,266
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB	6.50%	01/01/2043	1,000	1,092,280
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS -AGC)(b)(e)	0.00%	01/01/2028	16,400	14,012,980
Series 2008 D, Ref. RB (INS -AGC)(b)(e)	0.00%	01/01/2029	2,725	2,259,406
Series 2008 D, Ref. RB (INS -AGC)(b)(e)	0.00%	01/01/2031	3,550	2,748,481
San Antonio (City of), TX; Series 2013, RB	5.00%	02/01/2038	2,405	2,689,006
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS -AGM)(b)	5.00%	10/01/2032	2,265	2,270,934
Series 2011, RB (INS -AGM)(b)	5.00%	10/01/2037	2,475	2,481,534
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB (c)	5.00%	02/15/2047	3,415	3,973,762
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,410	1,537,112
Series 2016, Ref. RB	5.00%	05/15/2045	1,265	1,364,227
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017A, RB	6.38%	02/15/2048	1,785	1,978,333
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,000	4,699,280
Temple (City of), TX; Series 2018 A, RB (d)	5.00%	08/01/2028	705	789,325
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,585	1,857,794
Series 2019, RB (e)	0.00%	08/01/2037	1,250	637,138
Series 2019, RB (e)	0.00%	08/01/2039	1,400	637,980
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB	5.00%	08/15/2041	1,000	1,079,890
Series 2015 B, Ref. RB (e)	0.00%	08/15/2036	3,075	1,605,857
Series 2015 B, Ref. RB (e)	0.00%	08/15/2037	705	351,245
Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,715,400
Series 2015 C, Ref. RB	5.00%	08/15/2042	3,975	4,495,089
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(b)(e)	0.00%	08/15/2027	6,800	5,873,092
Series 2002, RB (e)(g)	0.00%	08/15/2027	200	175,022
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,560	5,306,928
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2028	3,025	3,293,408
Series 2012, RB	5.00%	12/15/2029	3,000	3,259,740
Series 2012, RB	5.00%	12/15/2031	1,200	1,300,320
Series 2012, RB	5.00%	12/15/2032	1,125	1,217,228
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (f)	5.00%	12/31/2055	1,070	1,191,188
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (f)	7.00%	12/31/2038	1,250	1,462,513
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	545	562,037
University of Houston; Series 2008, Ref. RB (INS -AGM)(b)(c)	5.00%	02/15/2033	363	364,024
				119,644,837
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–1.13%
Salt Lake (City of), UT;
Series 2017 A, RB (c)(f)	5.00%	07/01/2047	$ 2,540	$ 2,962,885
Series 2018 A, RB (f)	5.00%	07/01/2048	1,275	1,509,001
Series 2018 A, RB (f)	5.25%	07/01/2048	1,710	2,063,816
Utah (County of), UT; Series 2016 B, RB (c)	4.00%	05/15/2047	2,025	2,153,264
				8,688,966
Virgin Islands–0.33%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, RB	5.00%	10/01/2029	2,500	2,510,950
Virginia–2.72%
Richmond (City of), VA Metropolitan Authority; Series 2002, Ref. RB (INS -NATL)(b)	5.25%	07/15/2022	1,895	1,997,349
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. RB	5.00%	07/01/2033	2,500	2,550,400
Roanoke (City of), VA Industrial Development Authority (Carilion Clinic Obligated Group); Series 2005, RB (g)(h)	5.00%	07/01/2020	35	35,776
Roanoke (City of), VA Industrial Development Authority (Carilion Health System); Series 2005 B, RB (INS -AGM)(b)	5.00%	07/01/2038	2,365	2,406,056
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (f)	6.00%	01/01/2037	700	773,535
Series 2012, RB (f)	5.50%	01/01/2042	3,355	3,645,006
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB (f)	5.00%	07/01/2034	3,645	3,888,705
Series 2012, RB (f)	5.00%	01/01/2040	1,810	1,925,279
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (f)	5.00%	12/31/2056	3,310	3,769,957
				20,992,063
Washington–3.07%
Kalispel Tribe of Indians; Series 2018 A, RB (d)	5.00%	01/01/2032	1,350	1,539,257
Seattle (Port of), WA;
Series 2012 A, Ref. RB	5.00%	08/01/2032	2,500	2,726,125
Series 2019, RB (f)	5.00%	04/01/2044	1,545	1,851,420
Washington (State of);
Series 2004 F, GO Bonds (INS -AMBAC)(b)(e)	0.00%	12/01/2029	5,100	4,201,431
Series 2019 A, GO Bonds (c)	5.00%	08/01/2042	1,850	2,265,751
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,160	1,396,930
Series 2018, RB (c)	5.00%	07/01/2048	4,140	4,949,039
Series 2018, RB	5.00%	07/01/2048	830	978,138
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB (d)	11.55%	08/01/2044	1,210	1,856,999
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	1,900	1,931,901
				23,696,991
West Virginia–0.54%
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2010 A, Ref. RB	5.38%	12/01/2038	4,000	4,135,920
Wisconsin–2.88%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (d)	6.75%	08/01/2031	900	1,072,161
Series 2017, RB (d)	6.75%	12/01/2042	2,100	2,483,943
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB (c)	5.00%	03/01/2046	3,420	3,909,505
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (d)	5.13%	06/15/2039	650	667,212
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	5,302,250
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.50%	05/01/2034	$ 2,000	$ 2,161,140
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (d)	6.38%	01/01/2048	640	666,310
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,655	1,936,830
Series 2018 A, RB	5.35%	12/01/2045	1,655	1,931,799
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.50%	04/01/2032	1,155	1,217,266
Series 2015, Ref. RB	5.75%	04/01/2035	815	913,477
				22,261,893
Wyoming–0.31%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS -BAM)(b)(c)	5.00%	01/01/2047	2,060	2,400,044
TOTAL INVESTMENTS IN SECURITIES(n)–159.18% (Cost $1,120,620,276)					1,229,319,935
FLOATING RATE NOTE OBLIGATIONS–(29.26)%
Notes with interest and fee rates ranging from 1.58% to 2.02% at 11/30/2019 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(o)					(225,995,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(30.18)%					(233,073,995)
OTHER ASSETS LESS LIABILITIES–0.26%					2,045,992
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$772,296,932
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
COP	– Certificates of Participation
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to TOB Trusts entered into by the Trust.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $43,542,248, which represented 5.64% of the Trust’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Security subject to the alternative minimum tax.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $11,076,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Security subject to crossover refunding.
(m)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019.
(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	6.84%

(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2019. At November 30, 2019, the Trust’s investments with a value of $344,536,843 are held by TOB Trusts and serve as collateral for the $225,995,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2019, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Value Municipal Income Trust